Capital transactions (Details Narrative) - $ / shares							1 Months Ended					12 Months Ended
	Aug. 07, 2023	Jun. 15, 2022	Apr. 29, 2022	Dec. 02, 2021	Nov. 15, 2021	Nov. 15, 2021	Mar. 25, 2024	Jun. 30, 2022	Apr. 29, 2022	Nov. 17, 2020	Nov. 15, 2020	Mar. 31, 2022
Subsidiary, Sale of Stock [Line Items]
Number of shares sold					130,000			20,000	100,000
Number of shares options exercised				300,000
Shares issued				272,118
Reverse stock split												1-for-10
Number of shares cancelled												50,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Share Price												$ 1.00
Sale of common stock private placement										50,000
Private Placement [Member] | Unrelated Party [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold	20,000						10,100
Share Price	$ 4.80						$ 3.80
Private Placement [Member] | Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold			100,000
Share Price			$ 4.00						$ 4.00
Private Placement [Member] | Two Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		20,000
Share Price		$ 4.00
Private Placement [Member] | Independent Shareholders [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold		12,500
Share Price		$ 5.00
Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares sold						130,000
Share Price					$ 2.00	$ 2.00						$ 2.00
Sale of common stock private placement											130,000